FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS	12 Months Ended
Dec. 31, 2022
Disclosure Of Trading And Other Financial Assets At Fair Value Through Profit Or Loss [Abstract]
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS
NOTE 13: FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS
These comprise:

	2022 £m	2021 £m
Loans and advances to customers	1,132	1,559
Equity shares	239	239
Total	1,371	1,798
At 31 December 2022 £1,000 million (2021: £1,500 million) of financial assets at fair value through profit or loss had a contractual residual maturity of greater than one year.
For amounts included above which are subject to repurchase and reverse repurchase agreements see note 44.